Cover	Oct. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2023
Entity File Number	000-56159
Entity Registrant Name	LEADER CAPITAL HOLDINGS CORP.
Entity Central Index Key	0001715433
Entity Tax Identification Number	37-1853394
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Rm. 711, 7F., No. 89,
Entity Address, Address Line Two	Section 1, Zhongqing Road,
Entity Address, City or Town	Taichung City,
Entity Address, Country	TW
Entity Address, Postal Zip Code	404638
City Area Code	886
Local Phone Number	9-5843-8741
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false